Operations	12 Months Ended
Dec. 31, 2024
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or the "Company") is a publicly-held company headquartered in the municipality of São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900. The Company is engaged in the provision of basic and environmental sanitation services in the São Paulo State and supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may perform activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2024, the Company operated water and sewage services in 375 municipalities of the São Paulo State.

As of July 23, 2024, a new Concession Agreement between SABESP and the Regional Unit of Drinking Water Supply and Sewage Services of the Southeast Region (URAE-1) became effective, covering 371 municipalities and valid until October 19, 2060.

As of December 31, 2024, at URAE-1, the accounting balance of intangible assets, contract assets and financial asset (indemnity) was R$ 65,783,885, representing 97.82% of the consolidated. Revenues from sanitation services totaled R$ 32,433,660, representing 99.33% of the consolidated.

For comparison purposes, as of December 31, 2023, the accounting balance of intangible assets and contract asset was R$ 49,789,584, representing 96.85% of the consolidated. Revenues from sanitation services totaled R$ 21,328,553, representing 99.14% of the consolidated.

Management expects that the funds raised with the improved water security from the works carried out, the generation of operational cash, and credit lines available for investments, will be sufficient to meet the Company’s commitments and not compromised the necessary investments.

The Company's shares have been listed on the “Novo Mercado” segment of B3 under ticker SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as Level III American Depositary Receipts (“ADRs”), under SBS, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental, Paulista Geradora de Energia, Cantareira SP Energia, FOXX URE-BA Ambiental and Infranext Soluções em Pavimentação. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting votes on certain issues jointly with associates, indicating the shared control in the management of these investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

Approvals

The consolidated financial statements were approved by the Chief Executive Officer and Chief Financial Officer on April 30, 2025.